Statement of Other Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Profit or loss for the period	$ (40.5)	$ 362.3		$ 340.7		$ 137.6
Other comprehensive income/(loss)
Foreign currency translation	(104.4)	60.9		273.8		77.1
Other comprehensive income	(104.4) [1]	60.9	[1]	273.8	[1]	77.1	[1]
Comprehensive income/(loss)	(144.9)	423.2		614.5		214.7
Comprehensive income/(loss) attributable to:
Company shareholder	(145.1)	421.8		614.1		216.0
Non-controlling interests	$ 0.2	$ 1.4		$ 0.4		$ (1.3)

[1]	Accumulated other comprehensive income/(loss) comprises translation adjustments